CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2019	Mar. 31, 2019	Mar. 12, 2019	Sep. 30, 2018	Apr. 25, 2018	Mar. 31, 2018	Nov. 02, 2017	May 03, 2017	Mar. 30, 2016	Jan. 21, 2016	Dec. 30, 2015	Dec. 29, 2015	Oct. 07, 2013	May 31, 2013	May 31, 2011
Preferred stock, par value per share (in dollars per share)	$ 0.001	$ 0.001				$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000				100,000,000							100,000,000
Common Stock Par Or Stated Value Per Share	$ 0.001	$ 0.001	$ 2.50			$ 0.001					$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares Authorized	200,000,000	200,000,000			5,171,612	200,000,000				200,000,000	22,500,000	1,125,000,000			75,000,000
Common stock, shares, issued	43,685,592	39,573,512				25,991,346
Common stock, shares, outstanding	43,685,592	39,573,512				25,991,346								109,500,000
Series C Preferred Stock [Member]
Preferred stock, shares authorized									3,000,000
Preferred stock, shares issued	1,500,000	1,500,000				1,500,000
Preferred stock, shares outstanding		1,500,000				1,500,000
Series D Preferred Stock [Member]
Preferred stock, shares authorized							5,000,000	3,000,000
Preferred stock, shares issued	3,800,000	3,800,000		3,800,000		3,800,000